LVIP Wellington Capital Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.29%
Aerospace & Defense–1.50%
Airbus SE ADR	135,246	$4,525,331
General Dynamics Corp.	24,850	5,491,105
		10,016,436
Automobiles–0.58%
†Tesla, Inc.	15,502	3,878,910
		3,878,910
Beverages–0.66%
Constellation Brands, Inc. Class A	17,708	4,450,552
		4,450,552
Biotechnology–0.59%
†Vertex Pharmaceuticals, Inc.	11,331	3,940,242
		3,940,242
Broadline Retail–4.68%
†Amazon.com, Inc.	246,217	31,299,105
		31,299,105
Capital Markets–4.75%
Ares Management Corp. Class A	41,600	4,279,392
Blackstone, Inc.	80,573	8,632,591
MSCI, Inc.	15,325	7,862,951
S&P Global, Inc.	30,193	11,032,824
		31,807,758
Commercial Services & Supplies–0.97%
†Copart, Inc.	151,275	6,518,440
		6,518,440
Consumer Finance–1.24%
American Express Co.	55,817	8,327,338
		8,327,338
Energy Equipment & Services–0.87%
Schlumberger NV	99,785	5,817,465
		5,817,465
Financial Services–9.28%
†FleetCor Technologies, Inc.	51,507	13,151,797
Global Payments, Inc.	63,164	7,288,494
Mastercard, Inc. Class A	79,246	31,374,284
Visa, Inc. Class A	44,529	10,242,115
		62,056,690
Ground Transportation–1.92%
†Uber Technologies, Inc.	280,000	12,877,200
		12,877,200
Health Care Equipment & Supplies–2.79%
†Align Technology, Inc.	14,517	4,432,331
†Boston Scientific Corp.	141,325	7,461,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	24,675	$6,742,937
		18,637,228
Health Care Providers & Services–3.10%
UnitedHealth Group, Inc.	41,080	20,712,125
		20,712,125
Health Care REITs–0.87%
Welltower, Inc.	71,044	5,819,924
		5,819,924
Hotels, Restaurants & Leisure–3.27%
†Airbnb, Inc. Class A	76,882	10,548,979
†Chipotle Mexican Grill, Inc.	1,784	3,267,985
Hilton Worldwide Holdings, Inc.	53,526	8,038,535
		21,855,499
Insurance–2.71%
Marsh & McLennan Cos., Inc.	36,939	7,029,492
Progressive Corp.	79,653	11,095,663
		18,125,155
Interactive Media & Services–11.23%
†Alphabet, Inc. Class C	325,851	42,963,454
†Meta Platforms, Inc. Class A	86,217	25,883,206
†ZoomInfo Technologies, Inc.	383,031	6,281,708
		75,128,368
IT Services–2.04%
†MongoDB, Inc.	8,607	2,976,817
†Okta, Inc.	72,699	5,925,695
†Shopify, Inc. Class A	30,587	1,669,133
†VeriSign, Inc.	15,152	3,068,735
		13,640,380
Life Sciences Tools & Services–2.31%
Danaher Corp.	33,921	8,415,800
†Illumina, Inc.	28,965	3,976,315
†Mettler-Toledo International, Inc.	2,781	3,081,543
		15,473,658
Machinery–0.28%
IDEX Corp.	8,869	1,844,929
		1,844,929
Personal Care Products–0.35%
Estee Lauder Cos., Inc. Class A	16,060	2,321,473
		2,321,473
Pharmaceuticals–3.09%
Eli Lilly & Co.	18,768	10,080,856
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	60,765	$10,571,894
		20,652,750
Professional Services–1.48%
TransUnion	137,963	9,904,364
		9,904,364
Semiconductors & Semiconductor Equipment–7.89%
†ARM Holdings PLC	16,000	856,320
ASML Holding NV	10,258	6,038,474
Microchip Technology, Inc.	98,172	7,662,325
Monolithic Power Systems, Inc.	16,928	7,820,736
NVIDIA Corp.	69,890	30,401,451
		52,779,306
Software–17.28%
†ANSYS, Inc.	15,239	4,534,364
†Atlassian Corp. Class A	42,878	8,640,346
†Cadence Design Systems, Inc.	20,246	4,743,638
†HubSpot, Inc.	9,148	4,505,390
Intuit, Inc.	17,189	8,782,548
Microsoft Corp.	222,008	70,099,026
†Salesforce, Inc.	26,217	5,316,283
†ServiceNow, Inc.	16,066	8,980,251
		115,601,846
Specialized REITs–1.87%
American Tower Corp.	38,454	6,323,760
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Equinix, Inc.	8,494	$6,168,853
		12,492,613
Specialty Retail–1.58%
TJX Cos., Inc.	119,019	10,578,409
		10,578,409
Technology Hardware, Storage & Peripherals–7.39%
Apple, Inc.	288,779	49,441,853
		49,441,853
Textiles, Apparel & Luxury Goods–0.72%
†Lululemon Athletica, Inc.	12,562	4,844,033
		4,844,033
Total Common Stock (Cost $369,323,581)		650,844,049

MONEY MARKET FUND–2.77%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	18,518,166	18,518,166
Total Money Market Fund (Cost $18,518,166)		18,518,166

TOTAL INVESTMENTS–100.06% (Cost $387,841,747)	669,362,215
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(425,901)
NET ASSETS APPLICABLE TO 13,664,119 SHARES OUTSTANDING–100.00%	$668,936,314

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$650,844,049	$—	$—	$650,844,049
Money Market Fund	18,518,166	—	—	18,518,166
Total Investments	$669,362,215	$—	$—	$669,362,215
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–4